Employee benefit plans - Multi-employer plans (Narrative) (Details) - Multi-employer Plans [Member] - Geographic Distribution, Domestic [Member]	12 Months Ended
Dec. 31, 2017 location trust agreement
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of union bargaining agreements | agreement	18
Number of union pension trusts | trust	3
Term of cycle to negotiate bargaining agreements	3 years
Number of represented locations | location	16